Note 3. STOCKHOLDERS EQUITY (Tables)	7 Months Ended
May 31, 2013
Equity [Abstract]
Shares Issued Schedule
Month Issued	Number of Shares
March 2013	14,000,000
April 2013	5,000,000
May 2013	1,000,000
Total	20,000,000